Other receivable	12 Months Ended
Sep. 30, 2022
Other receivable
Other receivable

Note 7 - Other receivable

On November 5, 2021, one of the Company’s subsidiaries singed an Equity Transfer Framework Agreement to invest 15.97% interest in an entity, Shanghai Jiaoda Onlly Co., Ltd., from four third parties for a total consideration of RMB509.6 million (approximately $71.6 million). On November 5, 2021, the Company paid a deposit of RMB50 million ($7.0 million) as a prepayment for the acquisition. However, the Company decided to withdraw from the investment due to the adjustment of its business strategy and a third party is willing to undertake the above-mentioned investment. Upon consummation of the investment by that third party, the above-mentioned deposit will be returned to the Company from the seller and the Company may charge that third party with an interest of 6.5% per annum on that deposit counting from the payment date. The Company received RMB50 million ($7.0 million) in full on October 12, 2022. As of September 30, 2022, interest receivable amounted to RMB2.9 million ($0.4 million).